Short-Term Debt - Schedule of Short-Term Borrowings Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term Debt [Line Items]
Weighted average interest rates, as of December 31	2.61%
American Water Capital Corp. (AWCC)
Short-term Debt [Line Items]
Average borrowings	$ 1,170	$ 161
Maximum borrowings outstanding	$ 1,595	$ 880
Weighted average interest rates, as of December 31	3.89%	4.65%